Repurchase Agreements	12 Months Ended
Dec. 31, 2022
Repurchase Agreements
Repurchase Agreements

Note 13.  Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following:

As of or for the year ended December 31,

	2022	2021

Current balance	$33,077,829	$32,609,875
Average balance	31,285,927	28,349,896
Highest month-end balance	34,974,510	39,288,875
Weighted average interest rate	0.53%	0.31%

Pledged investment (1)
Amortized cost	55,899,113	63,045,599
Fair value	46,789,284	62,256,702

(1)	U.S. GSE debt securities, Agency MBS, ABS and OAS, were pledged as collateral for the periods presented.